SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK (Details Narrative) - Redeemable Convertible Preferred Stock Series B [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock redeemed or called during period, shares (in shares)		16,900
Stock redeemed or called during period, value		$ 16,900,000
Preferred stock, shares outstanding, ending balance (in shares)	0	0
Preferred stock, shares issued, total (in shares)	0	0
Interest expense, total	$ 0	$ 100,000